Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
Schedule of Accrued Liabilities and Other

Balance sheets:

	December 31,
	2025	2024
a. Accrued liabilities and other payables:
Employees and institutions for employees	$581	$656
Provisions for vacation	605	537
Royalties and Other	62	101
	$1,248	$1,294

Schedule of Disaggregated Revenues	Disaggregated revenues
	Year ended December 31,
	2025	2024	2023
Revenues from licensing agreement (see Note 2(p))	$2,000	$-	$10,000
Revenues from the sales of goods	371	515	959
Total revenues	$2,371	$515	$10,959

Schedule of Revenues by Geographical Area	Revenues by geographical area (based on the location of customers):
	Year ended December 31,
	2025	2024	2023
United states	$2,176	$484	$10,839
Canada	96	-	87
Europe and Other	98	-	28
Israel	1	31	5
Total revenues	$2,371	$515	$10,959

Schedule of Revenue by Major Customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended December 31,
	2025	2024	2023
Customer A	$2,159	$476	$10,743

Schedule of Financial Income (Expenses) ,Net	Financial income (expenses), net
	Year ended December 31,
	2025	2024	2023
Exchange rate differences	$(371)	$(79)	$(285)
Bank and other fees	(15)	(17)	(10)
Interest on bank deposits	380	738	788
Financial income (expenses), net	$(6)	$642	$493